Subsidiaries	12 Months Ended
Dec. 31, 2021
Subsidiaries
Subsidiaries

6.    Subsidiaries

For all years ended as at December 31, 2021, 2020 and 2019 respectively, the Company owns 100%of the shares of Nyxoah Ltd, an Israeli company located in Tel-Aviv that was incorporated in 2009 and has a share capital of NIS 1.

The Company also owns 100%of the shares of Nyxoah Pty Ltd, an Australian company located in Collingwood that was incorporated in 2017 and has a share capital of AUD 100.

The company owns 100%of the shares of Nyxoah Inc, an American company located in Delaware that was incorporated in May 2020 and has a share capital of USD 1.